Common Stock of Darden Restaurants, Inc. (Details) - EBP 044 - USD ($)	Apr. 30, 2026	Apr. 30, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 1,858,199,698	$ 1,545,497,923
Darden common stock
EBP, Investment, Fair Value and NAV [Line Items]
Shares held in non-ESOP Fund participant directed accounts (in shares)	1,774,972
Participant Directed Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 1,626,459,782	1,298,241,880
Participant Directed Funds | Darden common stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 125,660,467	$ 132,685,238
Shares held in non-ESOP Fund participant directed accounts (in shares)	626,548	661,310